Average Annual Total Returns{- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Investor PRO-08 - Real Estate Portfolio	VIP Real Estate Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Real Estate Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Real Estate Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	(6.61%)	3.43%	7.58%	18.40%	15.22%	13.88%	(14.06%)	2.32%	7.15%